Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		259,044,157
Convertible preferred stock, shares issued		256,024,993
Convertible preferred stock, shares outstanding		256,024,993
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	0
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	317,789,510	316,358,161
Common stock, shares issued	20,671,935	325,243	306,280
Common stock, shares outstanding	20,671,935	325,243	306,280
Series A-1 convertible preferred stock [Member]
Convertible preferred stock, par value		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		10,072,000	10,072,000
Convertible preferred stock, shares issued		10,040,000	10,040,000
Convertible preferred stock, shares outstanding		10,040,000	10,040,000
Convertible preferred stock. aggregate liquidation preference		$ 5,991,872	$ 5,991,872
Series A-2 convertible preferred stock [Member]
Convertible preferred stock, par value		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		13,095,646	13,095,646
Convertible preferred stock, shares issued		13,095,646	13,095,646
Convertible preferred stock, shares outstanding		13,095,646	13,095,646
Convertible preferred stock. aggregate liquidation preference		8,988,851	8,988,851
Series B convertible preferred stock [Member]
Convertible preferred stock, par value		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		57,471,225	57,471,225
Convertible preferred stock, shares issued		57,471,225	57,471,225
Convertible preferred stock, shares outstanding		57,471,225	57,471,225
Convertible preferred stock. aggregate liquidation preference		10,063,211	10,063,211
Series C Convertible Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		178,405,286	176,973,937
Convertible preferred stock, shares issued		175,418,122	175,418,122
Convertible preferred stock, shares outstanding		175,418,122	175,418,122
Convertible preferred stock. aggregate liquidation preference		45,099,999	45,099,999
Pro forma [Member]
Common stock, par value		$ 0.001
Common stock, shares authorized		317,789,510
Common stock, shares issued		9,153,681
Common stock, shares outstanding		9,153,681
Pro forma [Member] | Series A-1 convertible preferred stock [Member]
Convertible preferred stock, par value		$ 0.001
Convertible preferred stock, shares authorized
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Convertible preferred stock. aggregate liquidation preference
Pro forma [Member] | Series A-2 convertible preferred stock [Member]
Convertible preferred stock, par value		$ 0.001
Convertible preferred stock, shares authorized
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Convertible preferred stock. aggregate liquidation preference
Pro forma [Member] | Series B convertible preferred stock [Member]
Convertible preferred stock, par value		$ 0.001
Convertible preferred stock, shares authorized
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Convertible preferred stock. aggregate liquidation preference
Pro forma [Member] | Series C Convertible Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.001
Convertible preferred stock, shares authorized
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Convertible preferred stock. aggregate liquidation preference